Income Taxes - Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		¥ 170,856	¥ 105,792
Deferred tax liabilities		855,067	877,300
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		767,378	681,262
Deferred tax liabilities		1,451,589	1,452,770
Net deferred tax assets (liabilities)		(684,211)	(771,508)
Gross carrying amount [member] | Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		60,476	51,604
Gross carrying amount [member] | Accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		75,627	56,926
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		170,286	133,007
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		40,470	27,854
Deferred tax liabilities	[1]	154,256	173,881
Gross carrying amount [member] | Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		75,630	47,995
Deferred tax liabilities		195,662	182,258
Gross carrying amount [member] | Retirement benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		59,951	64,275
Gross carrying amount [member] | Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	[1]	72,720	70,522
Gross carrying amount [member] | Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		95,400	108,106
Gross carrying amount [member] | Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		11,387	14,930
Gross carrying amount [member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	[1]	105,431	106,043
Gross carrying amount [member] | Other financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		55,074	59,275
Gross carrying amount [member] | Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		776,937	772,991
Gross carrying amount [member] | Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		71,577	60,914
Gross carrying amount [member] | Retirement benefit assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		37,780	56,932
Gross carrying amount [member] | Receivables from financial services [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		63,070	68,005
Gross carrying amount [member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		¥ 97,233	¥ 78,514

[1]	Honda has adopted “Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)” with a date of initial application of April 1, 2023 and the comparative information has been retrospectively adjusted.